Derivative Financial Instruments and Hedging Activities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
US dollar [Member]
Interest Rate Risk
Interest rate derivatives cash flow hedges, Notional Amount	$ 0	[1]	$ 740	[1]
Interest rate derivatives cash flow hedges, Termination Dates	0		2012-2015
Weighted average interest rate, Receive	0.00%		2.20%
Weighted average interest rate, Pay	0.00%		0.88%
Pounds sterling [Member]
Interest Rate Risk
Interest rate derivatives cash flow hedges, Notional Amount	0	[1]	241	[1]
Interest rate derivatives cash flow hedges, Termination Dates	0		2012-2015
Weighted average interest rate, Receive	0.00%		3.00%
Weighted average interest rate, Pay	0.00%		1.35%
Euro [Member]
Interest Rate Risk
Interest rate derivatives cash flow hedges, Notional Amount	$ 0	[1]	$ 143	[1]
Interest rate derivatives cash flow hedges, Termination Dates	0		2012-2015
Weighted average interest rate, Receive	0.00%		2.31%
Weighted average interest rate, Pay	0.00%		1.33%

[1]	Notional amounts represent US dollar equivalents translated at the spot rate as of December 31.